Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 19,803
Amortization of intangible assets (note 11)	1,259	$ 1,372	$ 944
Ending balance	13,846	19,803
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	171,065	163,131
Additions	1,195	7,296
Sold - discontinued operations	(3,394)
Disposals	(563)	(400)
Effect of foreign exchange differences	(78)	1,038
Ending balance	168,225	171,065	163,131
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	151,262	6,484
Amortization of intangible assets (note 11)	1,259	1,372
Sold - discontinued operations	(3,024)
Disposals	(373)	(215)
Impairments	5,296	142,609
Effect of foreign exchange differences	(41)	1,012
Ending balance	154,379	151,262	6,484
Licenses and Other Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	13,426
Ending balance	8,398	13,426
Licenses and Other Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	160,782	154,572
Additions		5,512
Sold - discontinued operations	(2,505)
Effect of foreign exchange differences	(9)	698
Ending balance	158,268	160,782	154,572
Licenses and Other Rights | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	147,356	3,497
Amortization of intangible assets (note 11)	410	556
Sold - discontinued operations	(2,418)
Impairments	4,528	142,609
Effect of foreign exchange differences	(6)	694
Ending balance	149,870	147,356	3,497
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,159
Ending balance	3,270	4,159
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,997	6,346
Additions	728	639
Sold - discontinued operations	(842)
Disposals	(524)	(332)
Effect of foreign exchange differences	(50)	344
Ending balance	6,309	6,997	6,346
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,838	2,250
Amortization of intangible assets (note 11)	403	448
Sold - discontinued operations	(570)
Disposals	(364)	(177)
Impairments	761
Effect of foreign exchange differences	(29)	317
Ending balance	3,039	2,838	2,250
Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,218
Ending balance	2,178	2,218
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,286	2,213
Additions	467	1,145
Sold - discontinued operations	(47)
Disposals	(39)	(68)
Effect of foreign exchange differences	(19)	(4)
Ending balance	3,648	3,286	2,213
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,068	737
Amortization of intangible assets (note 11)	446	368
Sold - discontinued operations	(36)
Disposals	(9)	(38)
Impairments	7
Effect of foreign exchange differences	(6)	1
Ending balance	$ 1,470	$ 1,068	$ 737